Cover Page Document	May 05, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 05, 2026
Entity Registrant Name	Post Holdings, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	001-35305
Entity Tax Identification Number	45-3355106
Entity Address, Address Line One	2503 S. Hanley Road
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63144
City Area Code	314
Local Phone Number	644-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	POST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001530950
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A supplements the disclosures previously included in Item 5.02 in the Current Report on Form 8-K filed by Post Holdings, Inc. (the “Company”) with the Securities and Exchange Commission on May 7, 2026 (the “Original Form 8-K”) to provide a description of the material compensation arrangements for Robert V. Vitale and Nicolas Catoggio, as described below, in connection with the executive transitions disclosed in the Original Form 8-K.